                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    12/31/09
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      2/12/10
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $275,000
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

           FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 12/31/2009

               COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 8
               --------               -------------- --------- --------- ----------------------- ---------- -------------------
               NAME OF                                           VALUE   SHRS OR                 INVESTMENT   VOTING AUTHORITY
                ISSUER                TITLE OF CLASS   CUSIP   (x $1000) PRN AMT SH/PRN PUT/CALL DISCRETION   SOLE  SHARED NONE
------------------------------------- -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
Altria Group Inc                       COMMON STOCK  02209S103  $   679   34,600                    SOLE     34,600
Amazon.com Inc                         COMMON STOCK  023135106  $ 1,318    9,800                    SOLE      9,800
American Express Co                    COMMON STOCK  025816109  $ 1,084   26,750                    SOLE     26,750
Amgen Inc                              COMMON STOCK  031162100  $   330    5,827                    SOLE      5,827
Apple Inc                              COMMON STOCK  037833100  $10,522   49,930                    SOLE     49,930
AT&T Inc                               COMMON STOCK  00206R102  $   280   10,000                    SOLE     10,000
B&G Foods Inc                              UNIT      05508R106  $   500   54,500                    SOLE     54,500
Baidu Inc/China                            ADR       056752108  $ 1,234    3,000                    SOLE      3,000
Barrick Gold Corp                      COMMON STOCK  067901108  $   620   15,750                    SOLE     15,750
Berkshire Hathaway Inc                 COMMON STOCK  084670108  $ 6,547       66                    SOLE         66
BlackRock Inc                          COMMON STOCK  09247X101  $   581    2,500                    SOLE      2,500
Boeing Co/The                          COMMON STOCK  097023105  $   271    5,000                    SOLE      5,000
Caterpillar Inc                        COMMON STOCK  149123101  $ 1,126   19,750                    SOLE     19,750
Chevron Corp                           COMMON STOCK  166764100  $ 1,438   18,679                    SOLE     18,679
CME Group Inc                          COMMON STOCK  12572Q105  $ 2,166    6,448                    SOLE      6,448
Coca-Cola Co/The                       COMMON STOCK  191216100  $   242    4,250                    SOLE      4,250
Compass Diversified Holdings           COMMON STOCK  20451Q104  $   128   10,000                    SOLE     10,000
Consolidated Edison Inc                COMMON STOCK  209115104  $   768   16,900                    SOLE     16,900
DIAMONDS Trust Series I                    ETF       252787106  $ 3,174   30,500                    SOLE     30,500
EI du Pont de Nemours & Co             COMMON STOCK  263534109  $   822   24,400                    SOLE     24,400
Eli Lilly & Co                         COMMON STOCK  532457108  $   357   10,000                    SOLE     10,000
Energy Select Sector SPDR Fund             ETF       81369Y506  $   385    6,750                    SOLE      6,750
Enerplus Resources Fund                    UNIT      29274D604  $ 2,868  124,900                    SOLE    124,900
Exxon Mobil Corp                       COMMON STOCK  30231G102  $ 6,565   96,275                    SOLE     96,275
Federal National Mortgage Association  COMMON STOCK  313586109  $    59   50,000                    SOLE     50,000
FedEx Corp                             COMMON STOCK  31428X106  $   292    3,500                    SOLE      3,500
Financial Select Sector SPDR Fund          ETF       81369Y605  $   216   15,000                    SOLE     15,000
First Solar Inc                        COMMON STOCK  336433107  $   339    2,500                    SOLE      2,500
Ford Motor Co                          COMMON STOCK  345370860  $   500   50,000                    SOLE     50,000
Freeport-McMoRan Copper & Gold Inc     COMMON STOCK  35671D857  $ 1,124   14,000                    SOLE     14,000
General Electric Co                    COMMON STOCK  369604103  $ 4,280  282,900                    SOLE    282,900
Goldman Sachs Group Inc/The            COMMON STOCK  38141G104  $10,127   59,978                    SOLE     59,978
Google Inc                             COMMON STOCK  38259P508  $16,812   27,117                    SOLE     27,117
Infosys Technologies Ltd               COMMON STOCK  456788108  $   289    5,235                    SOLE      5,235
Intel Corp                             COMMON STOCK  458140100  $   255   12,500                    SOLE     12,500
International Business Machines Corp   COMMON STOCK  459200101  $ 3,382   25,836                    SOLE     25,836
Johnson & Johnson                      COMMON STOCK  478160104  $   219    3,400                    SOLE      3,400
JPMorgan Chase & Co                    COMMON STOCK  46625H100  $ 1,708   41,000                    SOLE     41,000
Kraft Foods Inc                        COMMON STOCK  50075N104  $   332   12,200                    SOLE     12,200
Lorillard Inc                          COMMON STOCK  544147101  $   217    2,700                    SOLE      2,700
Mastercard Inc                         COMMON STOCK  57636Q104  $ 1,869    7,300                    SOLE      7,300
McDonald's Corp                        COMMON STOCK  580135101  $ 4,796   76,807                    SOLE     76,807
Microsoft Corp                         COMMON STOCK  594918104  $   719   23,600                    SOLE     23,600
Neomedia Technologies Inc              COMMON STOCK  640505103  $     0   10,000                    SOLE     10,000
Occidental Petroleum Corp              COMMON STOCK  674599105  $   610    7,500                    SOLE      7,500
Oil Services Holders Trust                 ETF       678002106  $ 4,804   40,485                    SOLE     40,485
Oshkosh Corp                           COMMON STOCK  688239201  $   343    9,250                    SOLE      9,250
PetroChina Co Ltd                          ADR       71646E100  $   595    5,000                    SOLE      5,000
Petroleo Brasileiro SA                     ADR       71654V408  $   572   12,000                    SOLE     12,000
Philip Morris International Inc        COMMON STOCK  718172109  $ 5,274  109,450                    SOLE    109,450
Polo Ralph Lauren Corp                 COMMON STOCK  731572103  $   283    3,500                    SOLE      3,500
Potash Corp of Saskatchewan Inc        COMMON STOCK  73755L107  $ 1,139   10,500                    SOLE     10,500
Procter & Gamble Co/The                COMMON STOCK  742718109  $ 1,340   22,100                    SOLE     22,100
Research In Motion Ltd                 COMMON STOCK  760975102  $   743   11,000                    SOLE     11,000
Retail HOLDRs Trust                        ETF       76127U101  $   469    5,000                    SOLE      5,000
Rio Tinto PLC                              ADR       767204100  $   969    4,500                    SOLE      4,500
Rydex S&P Equal Weight ETF                 ETF       78355W106  $   870   22,000                    SOLE     22,000
Schlumberger Ltd                       COMMON STOCK  806857108  $ 1,709   26,250                    SOLE     26,250
SPDR S&P 500 ETF Trust                     ETF       78462F103  $52,493  471,041                    SOLE    471,041
Telefonica SA                          COMMON STOCK  879382208  $   209    2,500                    SOLE      2,500
Transocean Ltd                         COMMON STOCK   B3KFWW1   $   497    6,000                    SOLE      6,000
United States Steel Corp               COMMON STOCK  912909108  $ 4,590   83,274                    SOLE     83,274
United Technologies Corp               COMMON STOCK  913017109  $   902   13,000                    SOLE     13,000
Verizon Communications Inc             COMMON STOCK  92343V104  $ 3,712  112,050                    SOLE    112,050
Wal-Mart Stores Inc                    COMMON STOCK  931142103  $ 5,190   97,100                    SOLE     97,100
Wells Fargo & Co                       COMMON STOCK  949746101  $ 1,811   67,100                    SOLE     67,100
Wynn Resorts Ltd                       COMMON STOCK  983134107  $   786   13,500                    SOLE     13,500